General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Selling, General and Administrative Expense [Abstract]
Management fees, salaries and wages	$ 2,481	$ 761	$ 3,996	$ 1,733
Marketing	567	563	1,081	946
Office, administration and regulatory	1,951	1,098	3,516	2,080
Professional fees, advisory and consulting	2,801	959	4,957	2,065
Total	$ 7,800	$ 3,381	$ 13,550	$ 6,824